CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Services revenue and connection fees, related party	$ 15,821	$ 13,481	$ 52,257
Cost of services, excluding depreciation and amortization, related party	22,260	15,878	43,620
General and administrative expenses, related party	2,580,070	2,436,252	2,274,421
Sales and marketing expenses, related party	711,703	878,222	850,584
Other operating expenses, related party	208,956	193,677	194,181
Interest income, related party	84,359	62,559	84,396
Interest expense, capitalized interest, related party	568,184	656,898	777,287
Unrealized gain on derivatives, tax	(2,053)	(1,841)	(6,357)
Unrecognized actuarial (loss)/gain, tax	1,223
Related party
General and administrative expenses, related party	67,447	62,717	83,305
Sales and marketing expenses, related party	62,419	83,183	135,622
Other operating expenses, related party	(3,837)	538	9,796
Interest income, related party	5,545	14,923	19,685
Interest expense, capitalized interest, related party	$ 11,795	$ 423	$ 608